Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 17,333	$ 16,017
Prepaid tax	1,561	3,080
Other current assets	4,728	9,008
Prepaid expenses and other current assets	$ 23,622	$ 28,105